Data Compare Summary (Total)
Run Date - 1/15/2025 6:45:25 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	13	1,970	0.66%	2,039
City	7	1,984	0.35%	2,039
State	0	1,984	0.00%	2,039
Zip	14	1,984	0.71%	2,039
Borrower First Name	39	2,025	1.93%	2,039
Borrower Last Name	29	2,025	1.43%	2,039
Coborrower First Name	6	124	4.84%	2,039
Coborrower Last Name	10	127	7.87%	2,039
Original Loan Amount	283	2,039	13.88%	2,039
Original Interest Rate	24	1,984	1.21%	2,039
Original P&I	10	268	3.73%	2,039
Representative FICO	5	1,688	0.30%	2,039
Property Type	21	268	7.84%	2,039
Interest Only	0	233	0.00%	2,039
Occupancy	0	386	0.00%	2,039
Purpose	1	233	0.43%	2,039
Appraised Value	790	1,300	60.77%	2,039
Refi Purpose	5	229	2.18%	2,039
Original CLTV	152	1,970	7.72%	2,039
Original LTV	1,727	1,970	87.66%	2,039
Investor: Qualifying Total Debt Ratio	158	1,619	9.76%	2,039
LTV Valuation Value	8	662	1.21%	2,039
Contract Sales Price	1	3	33.33%	2,039
Amortization Term	0	110	0.00%	2,039
Originator Application Date	411	1,094	37.57%	2,039
First Payment Date	0	35	0.00%	2,039
Lien Position	0	35	0.00%	2,039
Borrower Middle Name	33	48	68.75%	2,039
Coborrower Middle Name	3	8	37.50%	2,039
MERS Min Number	515	699	73.68%	2,039
Original Term	3	1,641	0.18%	2,039
Investor: Qualifying Housing Ratio	61	61	100.00%	2,039
Note Date	293	1,573	18.63%	2,039
Original HCLTV	75	291	25.77%	2,039
Other Financing Junior Total Original Loan Amount	12	12	100.00%	2,039
Initial Rate Lock Date	2	45	4.44%	2,039
Disbursement Date	2	466	0.43%	2,039
Appraisal As-Is Value	20	22	90.91%	2,039
Borrower Full Name	4	14	28.57%	2,039
Total	4,737	33,229	14.26%	2,039